Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Parenthetical) (Detail)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		2.50%	2.50%
March 2025
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.11%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Leverage ratio buffer			0.50
March 2026
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer		0.13%
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%
Leverage ratio buffer		0.50

[1]	Figures assume that the countercyclical capital buffer will continue to be 0.13% after March 2026.
[2]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.